Note 2 - Acquisitions - 10Q (Details) - Acquisitions (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Bio Sensor Patents [Member]
Business Acquisition [Line Items]
Date Acquired	Dec. 31, 2008
Purchase Agreement SNC Holding Corp [Member]
Business Acquisition [Line Items]
Date Acquired	Dec. 31, 2008	Dec. 31, 2008
Acquisition Price	$ 5,820	$ 5,820
Intangible Assets Acquired	5,820	5,820
PositiveID Animal Health Corporation [Member]
Business Acquisition [Line Items]
Date Acquired	Dec. 31, 2008	Dec. 31, 2008
Acquisition Price	1,200	1,200
Intangible Assets Acquired	1,200	1,200
VeriTeQ Corporation [Member]
Business Acquisition [Line Items]
Date Acquired	Dec. 31, 2008
Acquisition Price	$ 935